Deferred tax asset (Tables)	12 Months Ended
Dec. 31, 2025
Deferred tax asset.
Schedule of deferred tax assets

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Tax credits	225	217	191
Deferred tax assets	225	217	191